Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000212830
Account Value [Line Items]
Line Graph and Table Measure Name		Hundredfold Select Alternative Fund
Accumulated Value	$ 10,000		$ 11,409	$ 12,043	$ 12,235	$ 13,260	$ 18,175	$ 18,884	$ 17,067	$ 18,611	$ 19,450	$ 21,816
C000212831
Account Value [Line Items]
Line Graph and Table Measure Name		Hundredfold Select Alternative Fund
Accumulated Value	1,000,000		1,151,545	1,225,896	1,257,025	1,374,747	1,901,913	1,994,771	1,820,073	2,002,507	2,112,273	2,390,863
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		1,014,152	1,019,275	1,051,584	1,174,438	1,190,686	1,159,202	1,046,507	1,081,323	1,144,129	1,215,756
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 1,000,000		$ 1,249,752	$ 1,463,469	$ 1,531,955	$ 1,657,466	$ 2,176,092	$ 2,532,733	$ 2,337,929	$ 3,049,884	$ 3,611,250	$ 4,224,857